Accounts Payable and Other Accrued Expenses	12 Months Ended
Dec. 31, 2024
Accounts Payable and Other Accrued Expenses [Abstrac]
ACCOUNTS PAYABLE AND OTHER ACCRUED EXPENSES

NOTE 12 — ACCOUNTS PAYABLE AND OTHER ACCRUED EXPENSES

Our accounts payable and other accrued expenses consist of the following as of December 31, 2024 and 2023:

	2024	2023
Accounts payable	$9,666,387	$15,440,048

Other accrued expenses:
Accrued compensation and benefits expenses	23,780,237	18,305,434
Accrued marketing and branding expenses	9,937,744	3,151,604
Accrued data and cloud services fee	2,029,746	1,779,591
Contingent liabilities	2,206,905	1,095,000
Professional fees payable	4,185,803	3,545,631
Security deposit	1,847,861	1,837,861
Unpaid spin-off distribution	–	2,852,106
Taxes payable	2,274,769	407,209
Indemnification obligation	–	557,102
Other	5,150,347	678,752
Total	$61,079,799	$49,650,338